Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000
Common shares, shares issued	73,300,000	68,500,000	66,500,000
Common shares, shares outstanding	73,300,000	68,500,000	66,500,000